Document And Entity Information	Sep. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	HYPERLIQUID STRATEGIES INC
Entity Central Index Key	0002078856
Entity Emerging Growth Company	true
Entity File Number	001-42985
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-3284080
Entity Address, Address Line One	477 Madison Avenue
Entity Address, Address Line Two	22nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	883-4241
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PURR
Security Exchange Name	NASDAQ